Income Taxes (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Computed Tax at Expected Statutory Rate	$ (1,036,085)	$ (144,858)	$ (866,463)	$ (752,882)
Non-US Income Taxed at Different Rates	$ 319,541	$ 44,858	255,356	199,292
Non-Deductible expenses			8,390	283,381
Valuation allowance	$ 342,683	$ 100,000	436,631	$ 270,209
Income Tax Expense	$ (373,862)	$ (132,997)	$ (177,539)